Identifiable Intangible Assets and Goodwill - Expected Annual Amortization Expense (Details) $ in Millions	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 4,827
2018	4,706
2019	4,481
2020	3,442
2021	$ 3,348